UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Trinity Capital of Jacksonville, Inc.

                                 Address: 1819 Goodwin Street
                                          Jacksonville, Fl 32204

                                 13F File Number: 028-04449

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Thad L. McNulty

Title:  President

Phone:  904-355-7700

Signature,                          Place,                  and Date of Signing:

/s/ Thad L. McNulty                 Jacksonville Fl           11/15/2005
-------------------------           --------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                        Name

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

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                    9/30/2005

                                   TITLE
                                     OF                  VALUE     SHARES/  SH/  PUT/   INVSTMT    OTHER        VOTING AUTHORITY
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)   PRN AMT  PRN  CALL   DSCRETN   MANAGERS    SOLE     SHARED  NONE
---------------------------------  ------   ---------   ---------  -------- ---  ----   -------   --------  ---------  ------  ----
ACTION PERFORMANCE
  COMPANIES I*NCCMN                 COM     004933107     363,000    29,000  SH          29,000               29,000
ADOLOR CORPCMN                      COM     00724X102   1,175,000   110,000  SH         110,000              110,000
APPLE COMPUTER, INC.CMN             COM     037833100   2,681,000    50,000  SH          50,000               50,000
BIOLASE TECHNOLOGY, INC.CMN         COM     090911108     285,000    40,000  SH          40,000               40,000
CALPINE CORPORATIONCMN              COM     131347106     104,000    40,000  SH          40,000               40,000
CLEAN HARBORS INCCMN                COM     184496107   5,093,000   150,000  SH         150,000              150,000
DYNEGY INCCMN CLASS A               COM     26816Q101     377,000    80,000  SH          80,000               80,000
FIDELITY NATIONAL FINANCL INCCMN    COM     316326107   2,671,000    60,000  SH          60,000               60,000
FLORIDA ROCK IND INCCMN             COM     341140101   1,282,000    20,000  SH          20,000               20,000
GENESIS MICROCHIP INC DELCMN        COM     37184C103     220,000    10,000  SH          10,000               10,000
GOLDCORP INCCMN                     COM     380956409   1,403,000    70,000  SH          70,000               70,000
HEWLETT-PACKARD CO.CMN              COM     428236103   4,672,000   160,000  SH         160,000              160,000
LEGG MASON INCCMN                   COM     524901105   4,388,000    40,000  SH          40,000               40,000
MRV COMMUNICATIONS INCCMN           COM     553477100      32,000    15,000  SH          15,000               15,000
MEDIMMUNE INCCMN                    COM     584699102   1,010,000    30,000  SH          30,000               30,000
THE NASDAQ STOCK MARKET, INC.CMN    COM     631103108   5,070,000   200,000  SH         200,000              200,000
NASH FINCH COCMN                    COM     631158102   1,266,000    30,000  SH          30,000               30,000
ODYSSEY MARINE EXPLORATION INCCMN   COM     676118102   2,509,000   680,000  SH         680,000              680,000
PRG-SCHULTZ INTERNATIONAL INCCMN    COM     69357C107      60,000    20,000  SH          20,000               20,000
PALOMAR MEDICAL TECHNOLOGIES(NEW)   COM     697529303      90,000     3,428  SH           3,428                3,428
PETROLEUM GEO-SERVICES
  ASASPONSORED ADR CMN              COM     716599105     636,000    20,000  SH          20,000               20,000
QUALCOMM INCCMN                     COM     747525103   4,475,000   100,000  SH         100,000              100,000
RITE AID CORPCMN                    COM     767754104     310,000    80,000  SH          80,000               80,000
ST. JOE COMPANYCMN                  COM     790148100     937,000    15,000  SH          15,000               15,000
SALTON INCCMN                       COM     795757103     181,000    55,000  SH          55,000               55,000
SILICON MOTION TECHNOLOGY
  CORPSPONSORED ADR CMN             COM     82706C108   1,530,000   100,000  SH         100,000              100,000
SIRIUS SATELLITE RADIO INCCMN       COM     82966U103     327,000    50,000  SH          50,000               50,000
TELEWEST GLOBAL, INC.CMN            COM     87956T107   3,672,000   160,000  SH         160,000              160,000
VALENCE TECHNOLOGY INC.CMN          COM     918914102     352,000   130,000  SH         130,000              130,000
VIVUS INCCMN                        COM     928551100      90,000    25,000  SH          25,000               25,000
WRIGHT EXPRESS CORPORATIONCMN       COM     98233Q105   8,636,000   400,000  SH         400,000              400,000